Acquisitions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Acquisitions [Abstract]
ACQUISITIONS

NOTE 3 — ACQUISITIONS

On May 3, 2024, one of the Company’s wholly owned subsidiaries completed the acquisition of Nogin for a total purchase consideration of approximately $56,370, which consisted of $37,700 in DIP financing and an additional $18,670 in cash consideration. To fund the $18,670 in cash consideration, contemporaneous with the closing, the acquired company issued $15,000 of convertible debt. In accordance with ASC 805, Business Combinations the Company used the acquisition method of accounting for this acquisition. Goodwill of $56,028 and other intangible assets of $17,350 were recorded as a result of the acquisition. The acquisition complements the Company’s principal investments strategy and offers potential growth to the Company’s portfolio of principal investments and is recorded in the E-Commerce segment.

The assets and liabilities of Nogin, both tangible and intangible, were recorded at their estimated fair values as of the May 3, 2024 acquisition date. Acquisition related costs, such as legal, accounting, valuation and other professional fees related to the acquisition of Nogin, were charged against earnings in the amount of $2,425 and included in the “Selling, general and administrative expenses” line item in the unaudited condensed consolidated statements of operations for the year ended December 31, 2024. Nogin goodwill recognized subsequent to the acquisition will be non-deductible for tax purposes.

The fair value of acquisition consideration and purchase price allocation were as follows:

Consideration paid:
Cash	$18,670
Credit bid – Settlement of DIP Facility	37,700
Total Consideration	$56,370

Assets acquired and liabilities assumed:
Cash and cash equivalents	$604
Accounts receivable	421
Prepaid and other assets	6,826
Operating lease right-of-use assets	740
Property and equipment	400
Other intangible assets	17,350
Deferred income taxes	227
Accounts payable	(9,731)
Accrued expenses and other liabilities	(10,309)
Deferred revenue	(95)
Operating lease liabilities	(740)
Note payable	(700)
Net assets acquired and liabilities assumed	4,993
Goodwill	56,028
Noncontrolling interest	(4,651)
Total	$56,370

During the year ended December 31, 2024, goodwill for Nogin increased by $1,636 related to certain purchase price accounting adjustments.

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Category	Useful life	Fair Value
Customer relationships	9 Years	$10,300
Internally developed software and other intangibles	8 Years	3,950
Trademarks	10 Years	3,100
Total		$17,350

The Company had entered into a Chapter 11 Restructuring Support Agreement (“RSA”) with Nogin prior to the acquisition date. As part of Nogin’s Chapter 11 restructuring activities, it ceased the sale of brand apparel merchandise and elimination of warehousing and other costs associated with the inventory, among other things. The Company has determined that the preparation of pro forma financial information would be impracticable due to the significant estimates of amounts needed to reflect Nogin’s historical financial information with its operations emerging from bankruptcy.

On March 31, 2025, the Company signed a Deed of ABC, (i) pursuant to which all of the assets of Nogin were transferred to an assignee for the benefit of Nogin’s creditors, and (ii) which provides the assignee the right to, among other things, sell or dispose of such assets and settle all claims against Nogin. The Company will no longer control or own the assets of Nogin, and the results of operations were deconsolidated on March 31, 2025 and are no longer reported in the Company’s financial statements after March 31, 2025. Management does not expect any recovery of the Company’s investment in Nogin. Subsequent to March 31, 2025, certain of Nogin’s creditors filed an involuntary petition for relief under chapter 7 of title 11 of the United States Code in the United States Bankruptcy Court for the District of New York and an order for relief was entered to move the ABC to a chapter 7 liquidation.

Valuation Assumptions for Purchase Price Allocation

Our valuation assumptions used to value the acquired assets and assumed liabilities require significant estimates, especially with respect to intangible assets, inventories, property and equipment, and deferred income taxes. In determining the fair value of intangible assets acquired, the Company must make assumptions about the future performance of the acquired businesses, including among other things, the forecasted revenue growth attributable to the asset groups and projected operating expenses and other benefits expected to be achieved by combining the businesses acquired with the Company. The intangible assets acquired are primarily comprised of customer relationships, trademarks, and developed technology. The Company utilized widely accepted income-based, market-based, and cost-based valuation approaches to perform the preliminary purchase price allocations. The estimated fair value of the customer relationships is determined using the multi-period excess earnings method and the estimated fair value of trademarks and developed technology are determined using the relief from royalty method. Both methods require forward looking estimates that are discounted to determine the fair value of the intangible assets using a risk-adjusted discount rate that is reflective of the level of risk associated with future estimates associated with the asset group that could be affected by future economic and market conditions.

NOTE 3 — ACQUISITIONS

2024 Acquisitions

On May 3, 2024, one of the Company’s wholly owned subsidiaries completed the acquisition of Nogin for a total purchase consideration of approximately $56,370, which consisted of $37,700 in DIP financing (see Note 2(s)) and an additional $18,670 in cash consideration. To fund the $18,670 in cash consideration, contemporaneous with the closing, the acquired company issued $15,000 of convertible debt. In accordance with ASC 805, the Company used the acquisition method of accounting for this acquisition. Goodwill of $56,028 and other intangible assets of $17,350 were recorded as a result of the acquisition. The acquisition complements the Company’s principal investments strategy and offers potential growth to the Company’s portfolio of principal investments.

The assets and liabilities of Nogin, both tangible and intangible, were recorded at their estimated fair values as of the May 3, 2024 acquisition date. Acquisition related costs, such as legal, accounting, valuation and other professional fees related to the acquisition of Nogin, were charged against earnings in the amount of $2,425 and included in selling, general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2024. Nogin goodwill recognized subsequent to the acquisition will be non-deductible for tax purposes.

The fair value of acquisition consideration and purchase price allocation were as follows:

Consideration paid:
Cash	$18,670
Credit bid – Settlement of DIP Facility	37,700
Total Consideration	$56,370

Assets acquired and liabilities assumed:
Cash and cash equivalents	$604
Accounts receivable	421
Prepaid and other assets	6,826
Operating lease right-of-use assets	740
Property and equipment	400
Other intangible assets	17,350
Deferred income taxes	227
Accounts payable	(9,731)
Accrued expenses and other liabilities	(10,309)
Deferred revenue	(95)
Operating lease liabilities	(740)
Note payable	(700)
Net tangible assets acquired and assumed	4,993
Goodwill	56,028
Noncontrolling interest	(4,651)
Total	$56,370

During the year ended December 31, 2024, goodwill for Nogin increased by $1,636 related to certain purchase price accounting adjustments.

The following is a summary of identifiable intangible assets acquired and the related expected lives for the finite-lived intangible assets:

Category	Useful life	Fair Value
Customer relationships	9 Years	$10,300
Internally developed software and other intangibles	8 Years	3,950
Trademarks	10 Years	3,100
Total		$17,350

As described in Note 2(s), the Company had entered into a Chapter 11 RSA with Nogin prior to the acquisition date. As part of Nogin’s Chapter 11 restructuring activities, it ceased the sale of brand apparel merchandise and eliminated warehousing and other costs associated with the inventory, among other things. The Company has determined that the preparation of pro forma financial information would be impracticable due to the significant estimates of amounts needed to reflect Nogin’s historical financial information with its operations emerging from bankruptcy.

2023 Acquisitions

On October 6, 2023, the Company purchased an additional 3,700,000 shares of bebe for an aggregate purchase price of $18,500, resulting in an increase in the Company’s ownership interest to 76.2%. The purchase of these additional shares resulted in the Company having a majority voting interest in bebe and the consolidation of bebe financial results for periods subsequent to October 6, 2023. The Company used the acquisition method of accounting and determined the fair value of assets exceeded consideration by $15,903 which was recorded as a bargain purchase gain during the three months ended December 31, 2023. The gain on bargain purchase was included within other income (expense) in gain on bargain purchase in the consolidated statements of operations. The bargain purchase gain resulted from the Company’s specific deferred tax asset attributes associated with the utilization of bebe’s net operating losses. bebe is included in the All Other category that is reported with Corporate and Other in Note 24 — Business Segments.

Freedom VCM Equity Investment Acquisition — Pro Forma Financial Information

On August 21, 2023, the Company acquired approximately 31% equity interest in Freedom VCM for total consideration of $281,144. The equity interest was acquired in connection with Freedom VCM’s acquisition of FRG by a buyer group that included members of senior management of FRG, led by Brian Kahn, FRG’s then Chief Executive Officer as part of the FRG take-private transaction.

The unaudited pro-forma financial information for the year ended December 31, 2023 in the table below summarizes the results of operations of the Company and the equity investment in Freedom VCM as though the acquisition of the approximately 31% equity investment on August 21, 2023 had occurred as of the beginning of the year on January 1, 2023. The pro-forma financial information presented includes the effects of the common stock offering in July 2023 and adjustments related to additional interest expense from borrowings that the Company used to finance the acquisition of the equity interest. The Company has elected to account for the acquisition of the equity investment under the fair value option and any changes in fair value of the equity investment during future periods will be recorded in the consolidated statements of operations.

The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition of the equity investment had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

Pro Forma (unaudited) Year Ended December 31, 2023
Revenues	$1,643,600
Net loss attributable to Registrant	$(105,750)
Net loss attributable to common shareholders	$(113,807)

Basic loss per share	$(3.74)
Diluted loss per share	$(3.74)

Weighted average basic shares outstanding	30,456,631
Weighted average diluted shares outstanding	30,456,631

Valuation Assumptions for Purchase Price Allocation

Our valuation assumptions used to value the acquired assets and assumed liabilities require significant estimates, especially with respect to intangible assets, inventories, property and equipment, and deferred income taxes. In determining the fair value of intangible assets acquired, the Company must make assumptions about the future performance of the acquired businesses, including among other things, the forecasted revenue growth attributable to the asset groups and projected operating expenses and other benefits expected to be achieved by combining the businesses acquired with the Company. The intangible assets acquired are primarily comprised of customer relationships, trademarks, and developed technology. The Company utilized widely accepted income-based, market-based, and cost-based valuation approaches to perform the preliminary purchase price allocations. The estimated fair value of the customer relationships and backlog are determined using the multi-period excess earnings method and the estimated fair value of the trade names and trademarks and developed technology are determined using the relief from royalty method. Both methods require forward looking estimates that are discounted to determine the fair value of the intangible asset using a risk-adjusted discount rate that is reflective of the level of risk associated with future estimates associated with the asset group that could be affected by future economic and market conditions.